Schedule of Investments
September 30, 2024 (unaudited)
Manor Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 98.08%

Computer Peripheral Equipment - 3.34%
Palo Alto Networks, Inc. (2)	1,636	559,185

Crude Petroleum & Natural Gas - 4.24%
EOG Resources, Inc.	3,040	373,707
Occidental Petroleum Corp.	6,530	336,556

		710,263

Electronic Components, NEC - 4.28%
Vertiv Holdings Co.	7,212	717,522

Electronic Computers - 12.69%
Apple, Inc.	9,124	2,125,892

Finance Services - 3.97%
Apollo Global Management, Inc. Class A	5,319	664,396

Hospital & Medical Service Plans - 3.81%
UnitedHealth Group, Inc.	1,091	637,886

Measuring & Controlling Devices - 3.19%
Thermo Fisher Scientific, Inc.	865	535,063

Pharmaceutical Preparations - 12.62%
AbbVie, Inc.	2,306	455,389
Eli Lilly & Co.	1,278	1,132,231
Regeneron Pharmaceuticals, Inc. (2)	501	526,671

		2,114,291

Radio & TV Broadcasting & Communications Equipment - 3.07%
Qualcomm, Inc.	3,024	514,231

Retail-Building Materials, Hardware, Garden Supply - 4.12%
The Sherwin-Williams Co.	1,810	690,823

Retail-Catalog & Mail-Order Houses - 5.45%
Amazon.com, Inc. (2)	4,903	913,576

Retail-Variety Stores - 0.93%
Dollar Tree, Inc. (2)	2,208	155,267

Semiconductors & Related Devices - 2.93%
NVIDIA Corp.	4,044	491,103

Services-Business Services - 4.54%
Akamai Technologies, Inc. (2)	3,191	322,131
Mastercard, Inc. Class A	887	438,001

		760,132

Services-Computer Programming, Data Processing, Etc. - 9.57%
Alphabet, Inc. Class A	3,167	525,247
Alphabet, Inc. Class C	3,172	530,327
AppLovin Corp. (2)	4,192	547,266

		1,602,839

Services-Equipment Rental & Leasing - 7.07%
United Rentals, Inc.	1,462	1,183,825

Services-Prepackaged Software- 8.78%
Microsoft Corp.	2,213	952,254
Salesforce.com, Inc.	1,893	518,133

		1,470,387

Services-Video Tape Rental - 3.48%
Netflix, Inc. (2)	822	583,020

Total Common Stock	(Cost $ 5,855,835)	16,429,702

Money Market Registered Investment Companies - 2.04%

Federated Hermes Government Obligations Fund - Institutional Class - 4.80% (3)	341,679	341,679

Total Money Market Registered Investment Companies	(Cost $ 341,679)	341,679

Total Investments - 100.12%	(Cost $ 6,197,514)	16,771,381

Liabilities in Excess of Other Assets - (0.12%)		(19,355)

Total Net Assets - 100.00%		16,752,026

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$16,771,381	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs	-	-
Total	$16,771,381	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2024.